Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Income
Net revenue	$ 3,463,921	$ 3,248,755
Cost of revenues	2,354,403	2,179,246
Gross profit	1,109,518	1,069,509
Selling, general and administrative	585,833	538,021
Research and development	30,372	28,522
Operating income	493,313	502,966
Other (income) expense:
Interest, net	104,229	98,880
Gain on the sale of dialysis clinics	(1,073)	(9,314)
Income before income taxes	389,084	530,771
Income tax expense	129,001	137,077
Net Income	260,083	393,694
(Loss) gain related to cash flow hedges	15,897	(4,283)
Actuarial gains (losses) on defined benefit pension plans	6,392	4,373
(Loss) gain related to foreign currency translation	(68,188)	120,796
Income tax (expense) benefit related to components of other comprehensive income	(6,682)	(18,981)
Less: Net income attributable to noncontrolling interests	34,584	23,196
Income attributable to the Company	225,499	370,498
Current assets:
Cash and cash equivalents	534,841	580,224	688,040	457,292
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,017,258		3,019,424
Accounts receivable from related parties	156,989		137,809
Inventories	1,076,566		1,036,809
Prepaid expenses and other current assets	915,544		937,761
Deferred tax asset, current	296,683		307,613
Total current assets	5,997,881		6,127,456
Property, plant and equipment, net	2,911,039		2,940,603
Intangible assets	690,348		710,116
Goodwill	11,439,985		11,421,889
Deferred tax asset, non-current	134,368		133,753
Total assets	22,139,663		22,325,998
Current liabilities:
Accounts payable	483,779		622,294
Accounts payable to related parties	141,499		123,350
Accrued expenses and other current liabilities	1,748,920		1,787,471
Short-term borrowings and other financial liabilities	119,985		117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211		3,973
Current portion of long-term debt and capital lease obligations	563,224		334,747
Income tax payable, current	204,184		150,003
Deferred tax liability, current	33,499		30,303
Total current liabilities	3,302,301		3,169,991
Total long-term debt less current maturities	7,304,310		7,785,740
Other liabilities	326,785		294,569
Pension liabilities	421,917		423,361
Income tax payable, non-current	199,505		201,642
Deferred tax liability, non-current	633,075		664,001
Total liabilities	12,244,196		12,595,478
Noncontrolling interests subject to put provisions	551,402		523,260
Company shareholders' equity	9,087,927		8,942,506
Noncontrolling interests not subject to put provisions	256,138		264,754
Total equity	9,344,065		9,207,260	8,061,017
Total liabilities and equity	22,139,663		22,325,998
Consolidated Statements of Comprehensive Income
Net Income	260,083	393,694
(Loss) gain related to cash flow hedges	15,897	(4,283)
Actuarial gains (losses) on defined benefit pension plans	6,392	4,373
(Loss) gain related to foreign currency translation	(68,188)	120,796
Income tax (expense) benefit related to components of other comprehensive income	(6,682)	(18,981)
Other comprehensive income (loss), net of tax	(52,581)	101,905
Total comprehensive income	207,502	495,599
Comprehensive income attributable to noncontrolling interests	(32,602)	(24,037)
Comprehensive income attributable to the Company	174,900	471,562
FMCH [Member]
Other (income) expense:
Income attributable to the Company	161,636
Issuers [Member] | FMCH [Member]
Other (income) expense:
Interest, net		31,069
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative		0
Operating income		0
Other (income) expense:
Interest, net	(1,697)	(1,706)
Income before income taxes	1,697	1,706
Income tax expense	616	639
Net Income	1,081	1,067
Income attributable to the Company	1,081	1,067
Current assets:
Cash and cash equivalents	0	0	1
Accounts receivable from related parties	1,251,999		1,269,471
Total current assets	1,251,999		1,269,472
Total assets	1,251,999		1,269,472
Current liabilities:
Accounts payable to related parties			0
Accrued expenses and other current liabilities	11,833		29,771
Income tax payable, current			0
Total current liabilities	11,833		29,771
Total long-term debt less current maturities	1,171,164		1,172,397
Income tax payable, non-current	2,729
Total liabilities	1,185,726		1,204,281
Company shareholders' equity	66,273		65,191
Total equity	66,273		65,191
Total liabilities and equity	1,251,999		1,269,472
Consolidated Statements of Comprehensive Income
Net Income	1,081	1,067
Total comprehensive income	1,081	1,067
Comprehensive income attributable to the Company	1,081	1,067
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	6,423	(20,246)
Operating income	(6,423)	20,246
Other (income) expense:
Interest, net	46,193	45,657
Other, net	(263,397)	(437,325)
Income before income taxes	210,781	411,914
Income tax expense	(14,718)	41,416
Net Income	225,499	370,498
(Loss) gain related to cash flow hedges	12,864	(22,327)
Actuarial gains (losses) on defined benefit pension plans	32
(Loss) gain related to foreign currency translation	67,232	(3,253)
Income tax (expense) benefit related to components of other comprehensive income	(3,707)	8,141
Income attributable to the Company	225,499	370,498
Current assets:
Cash and cash equivalents	611	28	78	2
Accounts receivable from related parties	2,283,328		2,257,445
Prepaid expenses and other current assets	87,752		72,022
Deferred tax asset, current			0
Total current assets	2,371,691		2,329,545
Property, plant and equipment, net	547		611
Intangible assets	784		584
Deferred tax asset, non-current	61,770		51,111
Other assets	11,942,446		12,675,998
Total assets	14,377,238		15,057,849
Current liabilities:
Accounts payable	3,186		1,935
Accounts payable to related parties	1,524,365		2,234,205
Accrued expenses and other current liabilities	20,263		27,530
Short-term borrowings and other financial liabilities	37		38
Current portion of long-term debt and capital lease obligations	383,856		207,160
Income tax payable, current	99,739		130,636
Total current liabilities	2,033,329		2,603,126
Total long-term debt less current maturities	96,827		285,049
Long term borrowings from related parties	3,118,158		3,212,455
Other liabilities	6,195		6,696
Pension liabilities	8,396		7,753
Income tax payable, non-current	26,406		264
Total liabilities	5,289,311		6,115,343
Company shareholders' equity	9,087,927		8,942,506
Total equity	9,087,927		8,942,506
Total liabilities and equity	14,377,238		15,057,849
Consolidated Statements of Comprehensive Income
Net Income	225,499	370,498
(Loss) gain related to cash flow hedges	12,864	(22,327)
Actuarial gains (losses) on defined benefit pension plans	32
(Loss) gain related to foreign currency translation	67,232	(3,253)
Income tax (expense) benefit related to components of other comprehensive income	(3,707)	8,141
Other comprehensive income (loss), net of tax	76,421	(17,431)
Total comprehensive income	301,920	353,067
Comprehensive income attributable to the Company	301,920	353,067
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	495,497	461,804
Cost of revenues	335,779	286,678
Gross profit	159,718	175,126
Selling, general and administrative	49,086	53,688
Research and development	17,969	17,375
Operating income	92,663	104,063
Other (income) expense:
Interest, net	2,251	1,005
Other, net	96,047	67,879
Income before income taxes	(5,635)	35,179
Income tax expense	6,076	29,953
Net Income	(11,711)	5,226
(Loss) gain related to cash flow hedges	0	(9)
Actuarial gains (losses) on defined benefit pension plans	637
(Loss) gain related to foreign currency translation	(22,010)	6,346
Income tax (expense) benefit related to components of other comprehensive income	(186)	(24)
Income attributable to the Company	(11,711)	5,226
Current assets:
Cash and cash equivalents	57	351	501	144
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	180,945		170,627
Accounts receivable from related parties	1,532,617		1,449,317
Inventories	275,156		271,039
Prepaid expenses and other current assets	36,467		27,693
Total current assets	2,025,242		1,919,177
Property, plant and equipment, net	201,073		206,873
Intangible assets	66,860		67,874
Goodwill	53,231		54,848
Deferred tax asset, non-current	9,380		10,123
Other assets	28,519		650,255
Total assets	2,384,305		2,909,150
Current liabilities:
Accounts payable	29,491		41,114
Accounts payable to related parties	626,906		491,525
Accrued expenses and other current liabilities	122,915		102,728
Deferred tax liability, current	10,135		8,126
Total current liabilities	789,447		643,493
Long term borrowings from related parties	642,517		657,284
Other liabilities	13,218		12,679
Pension liabilities	200,234		202,219
Total liabilities	1,645,416		1,515,675
Company shareholders' equity	738,889		1,393,475
Total equity	738,889		1,393,475
Total liabilities and equity	2,384,305		2,909,150
Consolidated Statements of Comprehensive Income
Net Income	(11,711)	5,226
(Loss) gain related to cash flow hedges	0	(9)
Actuarial gains (losses) on defined benefit pension plans	637
(Loss) gain related to foreign currency translation	(22,010)	6,346
Income tax (expense) benefit related to components of other comprehensive income	(186)	(24)
Other comprehensive income (loss), net of tax	(21,559)	6,407
Total comprehensive income	(33,270)	11,633
Comprehensive income attributable to the Company	(33,270)	11,633
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	(7,180)	(38,375)
Operating income	7,180	38,375
Other (income) expense:
Interest, net	40,298
Other, net	(181,689)	(292,855)
Income before income taxes	148,571	300,161
Income tax expense	(13,065)	2,882
Net Income	161,636	297,279
(Loss) gain related to cash flow hedges	0	11,725
Actuarial gains (losses) on defined benefit pension plans	5,668	4,268
Income tax (expense) benefit related to components of other comprehensive income	(2,236)	(6,310)
Income attributable to the Company		297,279
Current assets:
Accounts receivable from related parties	1,661,816		3,562,953
Prepaid expenses and other current assets	117		167
Total current assets	1,661,933		3,563,120
Other assets	11,853,232		11,766,104
Total assets	13,515,165		15,329,224
Current liabilities:
Accounts payable to related parties	1,567,623		1,598,852
Accrued expenses and other current liabilities	2,236		3,157
Current portion of long-term debt and capital lease obligations	150,000		100,000
Total current liabilities	1,719,859		1,702,009
Total long-term debt less current maturities			2,559,340
Long term borrowings from related parties	1,972,428		2,019,925
Other liabilities			110,637
Total liabilities	6,283,643		6,391,911
Company shareholders' equity	7,231,522		8,937,313
Total equity	7,231,522		8,937,313
Total liabilities and equity	13,515,165		15,329,224
Consolidated Statements of Comprehensive Income
Net Income	161,636	297,279
(Loss) gain related to cash flow hedges	0	11,725
Actuarial gains (losses) on defined benefit pension plans	5,668	4,268
Income tax (expense) benefit related to components of other comprehensive income	(2,236)	(6,310)
Other comprehensive income (loss), net of tax	3,432	9,683
Total comprehensive income	165,068	306,962
Comprehensive income attributable to the Company	165,068	306,962
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	3,758,626	3,499,979
Cost of revenues	2,796,879	2,602,115
Gross profit	961,747	897,864
Selling, general and administrative	511,647	505,891
Research and development	12,572	11,147
Operating income	437,528	380,826
Other (income) expense:
Interest, net	17,184	22,855
Gain on the sale of dialysis clinics	0
Income before income taxes	420,344	484,656
Income tax expense	116,077	142,348
Net Income	304,267	342,308
(Loss) gain related to cash flow hedges	3,033	6,328
Actuarial gains (losses) on defined benefit pension plans	55	3
(Loss) gain related to foreign currency translation	(115,706)	121,307
Income tax (expense) benefit related to components of other comprehensive income	(553)	(20,788)
Income attributable to the Company	304,267	342,308
Current assets:
Cash and cash equivalents	533,251	579,845	686,457	457,146
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	2,836,244		2,848,797
Accounts receivable from related parties	3,811,898		4,398,630
Inventories	934,432		885,613
Prepaid expenses and other current assets	790,996		837,152
Deferred tax asset, current	295,600		311,280
Total current assets	9,202,421		9,967,929
Property, plant and equipment, net	2,827,545		2,856,000
Intangible assets	622,755		641,714
Goodwill	11,386,754		11,367,041
Deferred tax asset, non-current	125,182		131,452
Other assets	(4,651,982)		(4,751,531)
Total assets	19,512,675		20,212,605
Current liabilities:
Accounts payable	451,102		579,245
Accounts payable to related parties	6,870,126		8,663,240
Accrued expenses and other current liabilities	1,581,726		1,611,997
Short-term borrowings and other financial liabilities	119,948		117,812
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211		3,973
Current portion of long-term debt and capital lease obligations	29,368		27,587
Income tax payable, current	90,563		19,367
Deferred tax liability, current	62,910		61,774
Total current liabilities	9,212,954		11,084,995
Total long-term debt less current maturities	6,716,236		7,020,190
Long term borrowings from related parties	63,997		64,530
Other liabilities	164,694		130,634
Pension liabilities	213,287		213,389
Income tax payable, non-current	43,548		52,684
Deferred tax liability, non-current	657,626		685,158
Total liabilities	17,072,342		19,251,580
Noncontrolling interests subject to put provisions	551,402		523,260
Company shareholders' equity	1,632,793		173,011
Noncontrolling interests not subject to put provisions	256,138		264,754
Total equity	1,888,931		437,765
Total liabilities and equity	19,512,675		20,212,605
Consolidated Statements of Comprehensive Income
Net Income	304,267	342,308
(Loss) gain related to cash flow hedges	3,033	6,328
Actuarial gains (losses) on defined benefit pension plans	55	3
(Loss) gain related to foreign currency translation	(115,706)	121,307
Income tax (expense) benefit related to components of other comprehensive income	(553)	(20,788)
Other comprehensive income (loss), net of tax	(113,171)	106,850
Total comprehensive income	191,096	449,158
Comprehensive income attributable to the Company	191,096	449,158
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(790,202)	(713,028)
Cost of revenues	(778,255)	(709,547)
Gross profit	(11,947)	(3,481)
Selling, general and administrative	25,857	37,063
Operating income	(37,635)	(40,544)
Other (income) expense:
Interest, net	0	0
Other, net	349,039	662,301
Income before income taxes	(386,674)	(702,845)
Income tax expense	34,015	(80,161)
Net Income	(420,689)	(622,684)
(Loss) gain related to foreign currency translation	2,296	(3,604)
Less: Net income attributable to noncontrolling interests	34,584	23,196
Income attributable to the Company	(455,273)	(645,880)
Current assets:
Cash and cash equivalents	922			0
Accounts receivable from related parties	(10,384,669)		(12,800,007)
Inventories	(133,022)		(119,843)
Prepaid expenses and other current assets	212		727
Deferred tax asset, current	1,083		(3,667)
Total current assets	(10,515,405)		(12,921,787)
Property, plant and equipment, net	(118,126)		(122,881)
Deferred tax asset, non-current	(61,964)		(58,933)
Other assets	(18,206,173)		(19,348,645)
Total assets	(28,901,719)		(32,452,302)
Current liabilities:
Accounts payable to related parties	(10,447,521)		(12,864,472)
Accrued expenses and other current liabilities	9,947		12,288
Short Term Borrowings Due To Related Parties Current Acquisitions	0		0
Income tax payable, current	13,882
Deferred tax liability, current	(41,429)		(41,219)
Total current liabilities	(10,465,121)		(12,893,403)
Total long-term debt less current maturities	(3,160,955)		(3,251,236)
Long term borrowings from related parties	(5,740,797)		(5,898,020)
Other liabilities	32,360		33,923
Income tax payable, non-current	126,822		146,581
Deferred tax liability, non-current	(24,551)		(21,157)
Total liabilities	(19,232,242)		(21,883,312)
Company shareholders' equity	(9,669,477)		(10,568,990)
Total equity	(9,669,477)		(10,568,990)
Total liabilities and equity	(28,901,719)		(32,452,302)
Consolidated Statements of Comprehensive Income
Net Income	(420,689)	(622,684)
(Loss) gain related to foreign currency translation	2,296	(3,604)
Other comprehensive income (loss), net of tax	2,296	(3,604)
Total comprehensive income	(418,393)	(626,288)
Comprehensive income attributable to noncontrolling interests	(32,602)	(24,037)
Comprehensive income attributable to the Company	$ (450,995)	$ (650,325)